13FCONP 5/15/06

RECD S.E.C.
MAY 17 2005
1086

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

CONFIDENTIAL FORM 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Quarter ended: 3/31/05

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: HBK Investments L.P.
Address: 300 Crescent Court, Suite 700
Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

[redacted]

05077050

Person Signing this Report on Behalf of Report Manager:

Name: Jon L. Mosle
Title: General Counsel
Phone: (214) 758-61074

Signature, Place, and Date of Signing:

By: [signature]
Jon L. Mosle, General Counsel

Dallas, Texas May 16, 2005

PROCESSED
JAN 11 2007
THOMSON
FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

<PAGE>

CONFIDENTIAL FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $881,109 (thousands)

List of Other Included Managers: NONE

<PAGE>

<TABLE>

CONFIDENTIAL FORM 13F INFORMATION TABLE

<CAPTION>

NAME OF ISSUER <S>	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/ PRN AMT	SH/ PRN <C>	PUT/ CLL	INVSTMNT DISCRETN	OTHR MGRS	VOTING AUTHORITY SOLE	SHRD	NONE
AVID TECHNOLOGY INC	COM	05367P100	2508	46341	SHR		SOLE		46341	0	0
CAESARS ENTMT INC	COM	127687101	272910	13790300	SHR		SOLE		13790300	0	0
GUIDANT CORP	COM	401698105	150202	2032500	SHR		SOLE		2032500	0	0
MCI INC	COM	552691107	17430	700000	SHR	CALL	SOLE		700000	0	0
MCI INC	COM	552691107	18673	749939	SHR		SOLE		749939	0	0
SBC COMMUNICATIONS INC	COM	78387G103	218	9200	SHR		SOLE		9200	0	0
SPRINT CORP	COM FON GROUP	852061100	83229	3658400	SHR		SOLE		3658400	0	0
SYMANTEC CORP	COM	871503108	9065	42500	SHR		SOLE		425000	0	0
SYMANTEC CORP	COM	871503108	46026	2157800	SHR	CALL	SOLE		2157800	0	0
SYMANTEC CORP	COM	871503108	4695	220100	SHR	PUT	SOLE		220100	0	0
VERITAS SOFTWARE CO	COM	923436109	929	40000	SHR	CALL	SOLE		40000	0	0
VERITAS SOFTWARE CO	COM	923436109	929	40000	SHR	PUT	SOLE		40000	0	0
VERITAS SOFTWARE CO	COM	923436109	268601	11567636	SHR		SOLE		11567636	0	0
VERIZON COMMUNICATIONS	COM	92343V104	5481	154400	SHR		SOLE		154400	0	0
VERIZON COMMUNICATIONS	COM	92343V104	213	6000	SHR	PUT	SOLE		6000	0	0